RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Cash obligations (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	$ 571	$ 807
Due to related parties	544	456
Other long-term liabilities – concession payments	416	725
Lease liabilities	293	470
Non-recourse borrowings	13,675	16,243
Gross of Unamortized Financing Fees and Accumulated Amortization
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	571	624
Financial instrument liabilities	859	1,560
Due to related parties	544	456
Lease liabilities	318	501
Non-recourse borrowings	13,844	16,217
Interest payable on borrowings	5,104	6,777
Total	21,240	26,151
Gross of Unamortized Financing Fees and Accumulated Amortization | Concession Payments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other long-term liabilities – concession payments		16
Gross of Unamortized Financing Fees and Accumulated Amortization | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	571	624
Financial instrument liabilities	151	305
Due to related parties	544	456
Lease liabilities	25	31
Non-recourse borrowings	1,282	1,891
Interest payable on borrowings	828	1,097
Total	3,401	4,405
Gross of Unamortized Financing Fees and Accumulated Amortization | Less than 1 year | Concession Payments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other long-term liabilities – concession payments		1
Gross of Unamortized Financing Fees and Accumulated Amortization | 2-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0	0
Financial instrument liabilities	209	609
Due to related parties	0	0
Lease liabilities	86	235
Non-recourse borrowings	6,370	6,363
Interest payable on borrowings	2,536	3,189
Total	9,201	10,400
Gross of Unamortized Financing Fees and Accumulated Amortization | 2-5 years | Concession Payments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other long-term liabilities – concession payments		4
Gross of Unamortized Financing Fees and Accumulated Amortization | > 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0	0
Financial instrument liabilities	499	646
Due to related parties	0	0
Lease liabilities	207	235
Non-recourse borrowings	6,192	7,963
Interest payable on borrowings	1,740	2,491
Total	$ 8,638	11,346
Gross of Unamortized Financing Fees and Accumulated Amortization | > 5 years | Concession Payments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other long-term liabilities – concession payments		$ 11